Major Customers and Accounts Receivable (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
Dec. 31, 2021
Revenue Benchmark [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	60.00%
Accounts Receivable [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	75.00%